Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Income
Net operating revenue	R$ 44,032,613	R$ 43,126,472	R$ 44,268,171
Cost of sales	(24,781,369)	(22,693,083)	(22,158,947)
Gross profit	19,251,244	20,433,389	22,109,224
Operating (Expenses) Income	(12,165,135)	(13,851,726)	(14,894,548)
Selling expenses	(11,594,117)	(11,871,555)	(12,701,222)
General and administrative expenses	(2,615,905)	(2,524,993)	(2,498,096)
Other operating income	2,993,647	1,419,113	929,498
Other operating expenses	(1,066,022)	(875,025)	(625,480)
Equity	117,262	734	752
Operating income	7,086,109	6,581,663	7,214,676
Financial income	1,310,533	1,351,530	1,132,870
Financial expenses	(2,437,113)	(1,924,959)	(1,953,011)
Income before taxes	5,959,529	6,008,234	6,394,535
Income and social contribution taxes	269,828	(1,237,707)	(1,393,521)
Net income for the year	6,229,357	4,770,527	5,001,014
Attributable to:
Controlling shareholders	6,239,364	R$ 4,770,527	R$ 5,001,014
Non-controlling shareholders	R$ (10,007)
Common shares
Attributable to:
Basic earnings per common share (in R$)	R$ 3.71	R$ 2.90	R$ 2.78
Diluted earnings per common share (in R$)	R$ 3.71	2.90	2.78
Preferred shares
Attributable to:
Basic earnings per common share (in R$)		2.77	3.06
Diluted earnings per common share (in R$)		R$ 2.77	R$ 3.06